Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ 61	$ (3)
Gain (loss) reclassified from OCI into earnings		(79)
Foreign Exchange Forward Contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	29	(1)
Gain (loss) reclassified from OCI into earnings	(2)	(36)
Foreign Exchange Forward Contracts [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	3
Gain (loss) reclassified from OCI into earnings	1	(4)
Foreign Exchange Forward Contracts [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	11	(1)
Gain (loss) reclassified from OCI into earnings	2	(15)
Currency Collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	11	(1)
Gain (loss) reclassified from OCI into earnings	(1)	(15)
Currency Collars [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	1
Gain (loss) reclassified from OCI into earnings		(2)
Currency Collars [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ 6
Gain (loss) reclassified from OCI into earnings		$ (7)